UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.60%
Aerospace & Defense - 3.48%
Spirit Aerosystems Holdings, Inc. (a)	380,400	8,775,828
Auto Components - 0.61%
TRW Automotive Holdings Corp. (a)	40,000	1,542,800
Commercial Banks - 4.92%
PNC Financial Services Group, Inc.	49,500	3,040,290
Synovus Financial Corp.	1,540,000	2,941,400
Wells Fargo & Co.	201,000	6,442,050
		12,423,740

Commercial Services & Supplies - 0.63%
Avery Dennison Corp.	55,000	1,601,050
Computers & Peripherals - 1.11%
Dell, Inc. (a)	47,900	590,607
Sandisk Corp. (a)	67,800	2,217,060
		2,807,667

Containers & Packaging - 0.81%
Sealed Air Corp.	130,000	2,034,500
Diversified Financial Services - 4.31%
JP Morgan Chase & Co. (c)	328,490	10,889,444
Electronic Equipment, Instruments & Components - 2.90%
Vishay Intertechnology, Inc. (a)	690,000	7,327,800
Energy Equipment & Services - 5.69%
Baker Hughes, Inc.	95,000	3,964,350
Noble Corp. (b)	190,501	5,956,966
Patterson-UTI Energy, Inc.	295,460	4,467,355
		14,388,671

Food & Staples Retailing - 1.30%
Wal-Mart Stores, Inc.	50,000	3,291,000
Food Products - 1.79%
Archer-Daniels-Midland Co.	141,400	4,507,832
Health Care Providers & Services - 8.03%
Community Health Systems, Inc. (a)	497,865	10,958,009
Health Management Associates, Inc. (a)	1,343,000	8,608,630
Kindred Healthcare, Inc. (a)	86,800	717,836
		20,284,475

Household Durables - 1.84%
Whirlpool Corp.	75,000	4,641,000
Industrial Conglomerates - 2.97%
General Electric Co. (c)	392,880	7,500,079
Insurance - 16.52%
Allstate Corp.	282,054	9,572,913
Genworth Financial, Inc. (a)	1,318,500	6,908,940
Hartford Financial Services Group, Inc.	565,700	9,515,074
MetLife, Inc.	288,000	8,412,480
Prudential Financial, Inc.	148,800	6,911,760
XL Group PLC (b)	20,000	408,400
		41,729,567

Machinery - 3.15%
Barnes Group, Inc.	5,000	116,350
Ingersoll-Rand PLC (b)	124,000	5,122,440
Terex Corp. (a)	163,000	2,710,690
		7,949,480

Multiline Retail - 3.47%
Macy's, Inc.	230,600	8,774,330
Oil, Gas & Consumable Fuels - 2.71%
Chesapeake Energy Corp.	60,000	1,014,000
ConocoPhillips	65,080	3,394,573
Valero Energy Corp.	115,000	2,426,500
		6,835,073

Pharmaceuticals - 8.64%
Hospira, Inc. (a)	266,800	8,340,167
Pfizer, Inc. (c)	321,210	7,024,863
Teva Pharmaceutical Industries Ltd. - ADR	164,900	6,462,431
		21,827,461

Semiconductors & Semiconductor Equipment - 3.48%
Tessera Technologies, Inc. (a)	217,900	2,961,261
Texas Instruments, Inc.	205,000	5,838,400
		8,799,661

Software - 3.24%
Microsoft Corp.	280,000	8,173,200
TOTAL COMMON STOCKS (Cost $209,843,114)		$206,104,658

EXCHANGE-TRADED NOTES - 2.41%
Market Vectors Double Short Euro ETN (a)	122,589	6,093,899
TOTAL EXCHANGE-TRADED NOTES (Cost $4,830,845)		$6,093,899

	Contracts	Value
PURCHASED OPTIONS - 0.11%
Call Options - 0.09%
Bank of America Corp.
Expiration: January, 2013, Exercise Price: $10.00	5,000	160,000
Chesapeake Energy Corp.
Expiration: June, 2012, Exercise Price: $18.00	1,000	55,000
Total Call Options		215,000
Put Options - 0.02%
CurrencyShares Australian Dollar Trust
Expiration: June, 2012, Exercise Price: $80.00	443	2,215
Expiration: June, 2012, Exercise Price: $90.00	46	230
		2,445
PowerShares DB Commodity Index Tracking Fund
Expiration: January, 2014, Exercise Price: $20.00	490	55,125
Total Put Options		57,570
TOTAL PURCHASED OPTIONS (Cost $996,311)		$272,570

CONVERTIBLE BONDS - 0.81%
MGIC Investment Corp.
9.00%, 04/01/2063	5,000,000	2,056,250
TOTAL CONVERTIBLE BONDS (Cost $2,444,174)		2,056,250

CORPORATE BONDS - 0.82%
Radian Group, Inc.
5.63%, 02/15/2013	2,280,000	2,063,400
TOTAL CORPORATE BONDS (Cost $2,080,752)		2,063,400

SHORT-TERM INVESTMENTS - 15.52%
MONEY MARKET FUND - 15.52%
Fidelity Institutional Government Portfolio	39,190,439	39,190,439
TOTAL SHORT-TERM INVESTMENTS (Cost $39,190,439)		$39,190,439

Total Investments (Cost $259,385,635) - 101.27%		255,781,216
Liabilities in Excess of Other Assets - (1.27)%		(3,201,262)
TOTAL NET ASSETS - 100.00%		$252,579,954

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	A portion of this security is pledged as collateral for options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
Allstate Corp.
Expiration: July, 2012, Exercise Price: $35.00	200	16,800
Expiration: October, 2012, Exercise Price: $35.00	400	64,400
Archer-Daniels-Midland Co.
Expiration: June, 2012, Exercise Price: $33.00	300	8,400
Expiration: September, 2012, Exercise Price: $35.00	300	22,350
Barnes Group, Inc.
Expiration: June, 2012, Exercise Price: $30.00	50	375
Community Health Systems, Inc.
Expiration: September, 2012, Exercise Price: $30.00	8	260
Genworth Financial, Inc.
Expiration: June, 2012, Exercise Price: $10.00	346	346
Hardford Financial Services Group, Inc.
Expiration: June, 2012, Exercise Price: $25.00	302	151
Expiration: June, 2012, Exercise Price: $24.00	350	350
Health Management Associates, Inc.
Expiration: August, 2012, Exercise Price: $8.00	700	17,500
Ingersoll-Rand PLC
Expiration: June, 2012, Exercise Price: $43.00	200	7,000
Expiration: June, 2012, Exercise Price: $45.00	3	33
MetLife, Inc.
Expiration: June, 2012, Exercise Price: $37.00	200	600
Expiration: June, 2012, Exercise Price: $41.00	200	300
Prudential Financial, Inc.
Expiration: June, 2012, Exercise Price: $62.50	200	1,000
Tessera Technologies, Inc.
Expiration: June, 2012, Exercise Price: $18.00	216	1,080
Expiration: June, 2012, Exercise Price: $22.00	200	1,500
Teva Pharmaceutical Industries Ltd.
Expiration: June, 2012, Exercise Price: $47.50	200	1,000
Whirlpool Corp.
Expiration: June, 2012, Exercise Price: $80.00	150	300
XL Group PLC
Expiration: July, 2012, Exercise Price: $21.00	200	12,000
		155,745

PUT OPTIONS
Apple, Inc.
Expiration: June, 2012, Exercise Price: $530.00	20	3,120
Expiration: August, 2012, Exercise Price: $520.00	50	74,250
Archer-Daniels-Midland Co.
Expiration: June, 2012, Exercise Price: $30.00	34	680
Expiration: June, 2012, Exercise Price: $31.00	300	9,300
Baker Hughes, Inc.
Expiration: June, 2012, Exercise Price: $41.00	200	20,800
Expiration: June, 2012, Exercise Price: $42.00	200	32,000
Bank of America Corp.
Expiration: January, 2013, Exercise Price: $7.50	5,000	615,000
Chesapeake Energy Corp.
Expiration: June, 2012, Exercise Price: $15.00	1,000	41,000
Community Health Systems, Inc.
Expiration: June, 2012, Exercise Price: $20.00	300	6,750
Expiration: June, 2012, Exercise Price: $21.00	300	13,500
Expiration: September, 2012, Exercise Price: $20.00	300	48,000
Genworth Financial, Inc.
Expiration: June, 2012, Exercise Price: $8.00	200	56,000
Expiration: June, 2012, Exercise Price: $9.00	400	150,000
Expiration: July, 2012, Exercise Price: $5.00	18	738
Expiration: September, 2012, Exercise Price: $5.00	500	34,500
Health Management Associates, Inc.
Expiration: June, 2012, Exercise Price: $7.00	700	50,750
International Paper Co.
Expiration: July, 2012, Exercise Price: $31.00	300	73,500
Expiration: July, 2012, Exercise Price: $32.00	200	64,000
Kindred Healthcare, Inc.
Expiration: August, 2012, Exercise Price: $7.50	1,379	75,845
MetLife, Inc.
Expiration: June, 2012, Exercise Price: $37.00	200	156,500
Expiration: September, 2012, Exercise Price: $34.00	200	114,000
Patterson-UTI Energy, Inc.
Expiration: June, 2012, Exercise Price: $16.00	300	34,500
Expiration: August, 2012, Exercise Price: $15.00	300	40,800
Prudential Financial, Inc.
Expiration: September, 2012, Exercise Price: $60.00	300	409,500
Sealed Air Corp.
Expiration: July, 2012, Exercise Price: $20.00	250	108,750
Terex Corp.
Expiration: June, 2012, Exercise Price: $20.00	85	29,750
Expiration: July, 2012, Exercise Price: $15.00	400	46,000
Expiration: July, 2012, Exercise Price: $19.00	200	68,000
Expiration: July, 2012, Exercise Price: $22.00	300	171,000
Tessera Technologies, Inc.
Expiration: June, 2012, Exercise Price: $16.00	384	97,920
Expiration: June, 2012, Exercise Price: $19.00	400	216,000
TRW Automotive Holdings Corp.
Expiration: June, 2012, Exercise Price: $40.00	300	69,600
Expiration: July, 2012, Exercise Price: $45.00	200	143,000
Valero Energy Corp.
Expiration: June, 2012, Exercise Price: $23.00	200	39,800
Vishay Energy Corp.
Expiration: July, 2012, Exercise Price: $10.00	1,000	35,000
Whirlpool Corp.
Expiration: June, 2012, Exercise Price: $62.50	154	41,426
Expiration: June, 2012, Exercise Price: $70.00	100	82,500
Expiration: June, 2012, Exercise Price: $72.50	100	117,500
		3,391,279
Total Options Written (Premiums received $2,806,242)		$3,547,024

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$259,385,635
Gross unrealized appreciation - Equities	22,850,016
Gross unrealized appreciation - Fixed Income	2,700
Gross unrealized appreciation - Options	808,318
Gross unrealized depreciation - Equities	(25,325,418)
Gross unrealized depreciation - Fixed Income	(407,976)
Gross unrealized depreciation - Options	(2,272,841)
Net unrealized depreciation	$(4,345,201)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$206,104,658	$-	$-	$206,104,658
Exchange-Traded Notes	6,093,899	-	-	6,093,899
Total Equity	212,198,557	-	-	212,198,557

Fixed Income
Corporate Bonds	-	2,063,400	-	2,063,400
Convertible Bonds	-	2,056,250	-	2,056,250
Total Fixed Income	-	4,119,650	-	4,119,650

Derivative
Purchased Options	272,570	-	-	272,570
Total Derivative	272,570	-	-	272,570

Short-Term Investments	39,190,439	-	-	39,190,439

Total Investments in Securities	$251,661,566	$4,119,650	$-	$255,781,216

Other Financial Instruments*	$(740,782)	$-	$-	$(740,782)

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2012 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Purchased Options	$272,570
Written Options	(3,547,024)
Total	$(3,274,454)

The Effect of Derivative Instruments on income for the period March 1, 2012 through May 31, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2012
as hedging instruments	through
May 31, 2012
Purchased Options	$(95,523)
Written Options	1,857,317
Total	$1,761,794

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2012
as hedging instruments	through
May 31, 2012
Purchased Options	$(111,579)
Written Options	(1,613,333)
Total	$(1,724,912)

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.93%
Aerospace & Defense - 7.65%
Ducommun, Inc. (a)	47,685	$430,596
LMI Aerospace, Inc. (a)	32,000	502,400
Spirit Aerosystems Holdings, Inc. (a)	27,990	645,729
		1,578,725

Air Freight & Logistics - 2.42%
Atlas Air Worldwide Holdings, Inc. (a)	11,000	499,620
Biotechnology - 0.64%
Momenta Pharmaceuticals, Inc. (a)	9,545	131,626
Capital Markets - 2.98%
Cowen Group, Inc. (a)	105,305	267,475
SWS Group, Inc.	60,400	347,300
		614,775

Chemicals - 3.42%
Kraton Performance Polymers, Inc. (a)	17,500	334,425
OM Group, Inc. (a)	20,345	370,482
		704,907

Commercial Banks - 7.40%
1st United Bancorp, Inc. (a)	43,035	247,882
BancorpSouth, Inc.	38,585	520,512
First Commonwealth Financial Corp.	33,105	207,568
TCF Financial Corp.	46,760	551,300
		1,527,262

Commercial Services & Supplies - 3.06%
Avery Dennison Corp.	21,690	631,396
Communications Equipment - 2.09%
Black Box Corp.	19,300	431,934
Computers & Peripherals - 2.20%
Silicon Graphics International Corp. (a)	77,000	453,530
Construction & Engineering - 2.29%
AECOM Technology Corp. (a)	29,000	472,410
Containers & Packaging - 2.50%
Sealed Air Corp.	33,000	516,450
Diversified Telecommunication Services - 1.06%
Iridium Communications, Inc. (a)	25,800	219,042
Electronic Equipment, Instruments & Components - 1.80%
Vishay Intertechnology, Inc. (a)	35,000	371,700
Energy Equipment & Services - 4.88%
ION Geophysical Corp. (a)	94,045	569,913
Patterson-UTI Energy, Inc.	29,000	438,480
		1,008,393

Health Care Equipment & Supplies - 5.07%
Integra LifeSciences Holdings Corp. (a)	19,000	674,690
Invacare Corp.	25,000	372,250
		1,046,940

Health Care Providers & Services - 14.16%
Community Health Systems, Inc. (a)	33,000	726,330
Health Management Associates, Inc. (a)	39,490	253,131
Health Net, Inc. (a)	26,920	689,690
Kindred Healthcare, Inc. (a)	79,000	653,330
LHC Group, Inc. (a)	35,800	599,650
		2,922,131

Insurance - 4.12%
Aspen Insurance Holdings Ltd. (b)	20,470	578,482
Endurance Specialty Holdings Ltd. (b)	2,895	113,079
National Western Life Insurance Co.	1,255	158,657
		850,218

IT Services - 1.91%
CSG Systems International, Inc. (a)	9,810	161,865
Hackett Group, Inc. (a)	45,000	232,200
		394,065

Leisure Equipment & Products - 0.90%
JAKKS Pacific, Inc.	10,000	184,900
Machinery - 8.01%
Barnes Group, Inc.	17,600	409,552
LB Foster Co.	12,650	349,646
Manitowoc Company, Inc.	21,375	222,300
Terex Corp. (a)	40,410	672,017
		1,653,515

Multiline Retail - 2.23%
Big Lots, Inc. (a)	12,500	459,375
Office Electronics - 2.41%
Zebra Technologies Corp. (a)	14,875	497,866
Oil, Gas & Consumable Fuels - 3.80%
Alon USA Energy, Inc.	40,000	338,800
Carrizo Oil & Gas, Inc. (a)	20,100	444,411
		783,211

Personal Products - 2.45%
Medifast, Inc. (a)	28,000	505,680
Semiconductors & Semiconductor Equipment - 0.71%
Tessera Technologies, Inc. (a)	10,800	146,772
Specialty Retail - 2.25%
Stein Mart, Inc. (a)	26,000	188,240
Wet Seal, Inc. (a)	97,205	276,062
		464,302

Thrifts & Mortgage Finance - 3.52%
First Niagara Financial Group, Inc.	90,000	726,300
TOTAL COMMON STOCKS (Cost $21,260,571)		19,797,045

REAL ESTATE INVESTMENT TRUSTS - 3.89%
Duke Realty Corp.	17,825	246,698
Healthcare Realty Trust, Inc.	16,000	350,080
Highwoods Properties, Inc.	6,395	206,303
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $707,662)		803,081

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.76%
Money Market Funds - 0.76%
Fidelity Institutional Government Portfolio	$156,760	$156,760
TOTAL SHORT-TERM INVESTMENTS (Cost $156,760)		$156,760

Total Investments (Cost $22,124,993) - 100.58%		20,756,886
Liabilities in Excess of Other Assets - (0.58)%		(119,959)
TOTAL NET ASSETS - 100.00%		$20,636,927

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$22,124,993
Gross unrealized appreciation	1,116,113
Gross unrealized depreciation	(2,484,220)
Net unrealized depreciation	$(1,368,107)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$19,797,045	$-	$-	$19,797,045
Real Estate Investment Trusts	803,081			803,081
Total Equity	20,600,126	-	-	20,600,126

Short-Term Investments	156,760	-	-	156,760

Total Investments in Securities	$20,756,886	$-	$-	$20,756,886

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.